BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—99.7%
COMMON STOCKS—89.1%
Bermuda—1.2%
Axis Capital Holdings Ltd.	2,402	$142,150
Everest Re Group Ltd.	650	176,319
		318,469
Brazil—0.5%
Azul SA - ADR*	3,481	129,633
Canada—2.6%
Barrick Gold Corp.	19,458	324,910
Fairfax Financial Holdings Ltd.	167	75,436
Nutrien Ltd.	2,381	112,907
Yamana Gold, Inc.	55,215	197,670
		710,923
Denmark—1.6%
AP Moller - Maersk A/S, Class B	103	143,957
FLSmidth & Co., A/S	2,970	109,096
Novo Nordisk A/S, Class B	3,240	182,127
		435,180
Finland—0.9%
Sampo Oyj, Class A	6,017	243,303
France—8.3%
BNP Paribas SA	4,819	270,160
Capgemini SA	2,476	292,894
Cie Generale des Etablissements Michelin SCA	1,233	147,864
Danone SA	4,022	330,938
Dassault Aviation SA	59	80,280
Eiffage SA	2,441	266,441
Kering SA	249	149,945
Peugeot SA	6,411	154,701
TOTAL SA	6,827	358,107
Vinci SA	1,623	176,926
		2,228,256
Germany—2.4%
Brenntag AG	2,811	149,805
HeidelbergCement AG	3,994	294,308
Rheinmetall AG	337	35,871
Siemens AG	1,262	162,626
		642,610
Hong Kong—1.2%
Melco Resorts & Entertainment Ltd. - ADR	9,261	197,074
WH Group Ltd.	115,500	118,605
		315,679
Hungary—0.9%
OTP Bank PLC	5,038	236,944
Indonesia—0.5%
Bank Rakyat Indonesia Persero Tbk PT	455,900	132,083
Ireland—1.0%
CRH PLC	7,279	277,862
Italy—0.8%
Leonardo SpA	18,895	220,612
Japan—8.9%
Bandai Namco Holdings, Inc.	3,000	181,969
Haseko Corp.	10,300	132,579
Hitachi Ltd.	8,100	319,011
Koito Manufacturing Co. Ltd.	2,300	118,638
Mitsubishi Estate Co. Ltd.	11,400	209,083
Nintendo Co., Ltd.	500	193,618
Nippon Telegraph & Telephone Corp.	6,300	318,270
Seven & i Holdings Co., Ltd.	3,900	145,534
Shionogi & Co. Ltd.	2,700	158,934
Sony Corp.	9,900	628,233
		2,405,869
Netherlands—2.0%
ING Groep NV	24,281	279,225
NXP Semiconductors NV	1,366	157,882
Royal Dutch Shell PLC, Class A	4,144	118,716
		555,823
South Korea—1.1%
KB Financial Group, Inc.	3,105	121,317
KT Corp. - SP ADR	14,792	166,410
		287,727
Sweden—0.4%
Sandvik AB	5,442	98,965
Switzerland—2.3%
Glencore PLC	55,383	174,819
Roche Holding AG	485	149,522
STMicroelectronics NV	7,216	176,397
Swiss Re AG	1,122	121,531
		622,269
United Kingdom—6.5%
Avast PLC	18,817	108,892
Cineworld Group PLC	44,274	118,861
GlaxoSmithKline PLC	9,438	214,426
Imperial Brands PLC	5,368	118,107
International Game Technology PLC	4,956	73,597
Legal & General Group PLC	37,618	136,514
Melrose Industries PLC	26,013	77,150
Next PLC	1,865	162,955
Nomad Foods Ltd.*	6,128	128,688
Persimmon PLC	6,637	219,472
Tesco PLC	85,121	252,442
Tullow Oil PLC	89,382	151,321
		1,762,425
United States—46.0%
Activision Blizzard, Inc.	3,636	199,362
Allstate Corp., (The)	2,888	321,579
Alphabet, Inc., Class C*	373	486,750
American Express Co.	3,276	393,513
Berkshire Hathaway, Inc., Class B*	3,705	816,211
Biogen, Inc.*	392	117,526
CDK Global, Inc.	2,437	130,501
CH Robinson Worldwide, Inc.	2,211	169,915
Chubb Ltd.	562	85,132
Cigna Corp.	1,604	320,672
Cisco Systems, Inc.	2,747	124,467
Citigroup, Inc.	4,784	359,374
Comcast Corp., Class A	8,538	376,953
Corteva, Inc.	9,559	248,725
CVS Health Corp.	5,664	426,329
Diamondback Energy, Inc.	1,645	127,224
Dover Corp.	1,267	141,245
DuPont de Nemours, Inc.	3,713	240,640
Eaton Corp. PLC	2,433	225,052
Fox Corp., Class A	8,758	313,186
Goldman Sachs Group Inc., (The)	449	99,386
Graphic Packaging Holding Co.	6,738	109,627
Johnson & Johnson	1,924	264,531
Kansas City Southern	1,122	171,015
Laboratory Corp. of America Holdings*	948	163,331
Las Vegas Sands Corp.	2,073	130,081
Lear Corp.	982	118,144
Lennar Corp., Class A	3,512	209,491
Marathon Petroleum Corp.	6,328	383,730
McKesson Corp.	1,087	157,224
Medtronic PLC	2,749	306,211
Microsoft Corp.	4,321	654,113
Molson Coors Brewing Co., Class B	338	17,062
Mosaic Co. (The)	6,549	124,758
Newmont Goldcorp Corp.	3,201	122,918
Nexstar Media Group, Inc., Class A	1,813	195,278
Oracle Corp.	6,533	366,763
Owens Corning	3,328	223,176
Parsley Energy, Inc., Class A	8,113	121,533
Pfizer, Inc.	4,939	190,250
Philip Morris International, Inc.	1,620	134,347
PulteGroup, Inc.	4,358	172,795
Science Applications International Corp.	2,192	187,087
SYNNEX Corp.	1,231	151,179
TE Connectivity Ltd.	1,607	148,985
Tyson Foods, Inc., Class A	2,804	252,052
United Parcel Service, Inc., Class B	1,606	192,286
United Technologies Corp.	2,497	370,405
Verizon Communications, Inc.	5,786	348,549
Vistra Energy Corp.	14,924	395,934
Wells Fargo & Co.	5,473	298,060
		12,404,657
TOTAL COMMON STOCKS
(Cost $22,210,304)		24,029,289
PREFERRED STOCKS—0.6%
Brazil—0.6%
Petroleo Brasileiro SA, 4.186%	25,000	171,954
TOTAL PREFERRED STOCKS
(Cost $166,059)		171,954
INVESTMENT COMPANY—9.0%
United States—9.0%
Campbell Advantage Fund	250,000	2,430,000
TOTAL INVESTMENT COMPANY
(Cost $2,500,000)		2,430,000

SHORT-TERM INVESTMENTS—1.0%
First American Treasury Obligations Fund, Class X, 1.58%(a)	266,868	266,868
TOTAL SHORT-TERM INVESTMENTS
(Cost $266,868)		266,868
TOTAL INVESTMENTS—99.7%
(Cost $25,143,231)		26,898,111
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		71,800
NET ASSETS—100.0%		$26,969,911

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	7 day yield as of November 30, 2019

Industry classifications may be different than those used for compliance monitoring purposes

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL EQUITY ADVANTAGE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Equity Advantage Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Bermuda	$318,469	$318,469	$-	$-
Brazil	129,633	129,633	-	-
Canada	710,923	710,923	-	-
Denmark	435,180	435,180	-	-
Finland	243,303	243,303	-	-
France	2,228,256	-	2,228,256	-
Germany	642,610	-	642,610	-
Hong Kong	315,679	197,074	118,605	-
Hungary	236,944	-	236,944	-
Indonesia	132,083	-	132,083	-
Ireland	277,862	-	277,862	-
Italy	220,612	-	220,612	-
Japan	2,405,869	-	2,405,869	-
Netherlands	555,823	157,882	397,941	-
South Korea	287,727	166,410	121,317	-
Sweden	98,965	98,965	-	-
Switzerland	622,269	-	622,269	-
United Kingdom	1,762,425	202,285	1,560,140	-
United States	12,404,657	12,404,657	-	-
Preferred Stock
Brazil	171,954	171,954	-	-
Investment Company
United States	2,430,000	2,430,000	-	-
Short-Term Investments	266,868	266,868	-	-
Total Assets	$26,898,111	$17,933,603	$8,964,508	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price;
the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the
Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the
Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.
The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the
Securities and Exchange Commission.